Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non Cancellable Operating Leases Commitments

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Less than 1 year	24	19
1 to 5 years	63	49
More than 5 years	46	40

Total non-cancellable operating leases minimum payments	133	108

Summary of Capital Expenditures Commitments

Capital expenditures commitments

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Computer Software	1	2
Property, plant and equipment	123	99

Total capital expenditure commitments	124	101